UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

Brandywine GLOBAL —

ALTERNATIVE CREDIT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to provide positive returns independent of market cycles through a high level of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Brandywine GLOBAL—Alternative Credit Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	BrandywineGLOBAL — Alternative Credit Fund

Performance review

For the six months ended April 30, 2023, Class IS shares of BrandywineGLOBAL—Alternative Credit Fund returned 0.94%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 2.16% for the same period. The Lipper Alternative Credit Focus Funds Category Averageii returned 5.14% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Alternative Credit Fund:
Class A	0.72%
Class C	0.31%
Class FI	0.74%
Class I	0.89%
Class IS	0.94%
FTSE 3-Month U.S. Treasury Bill Index	2.16%
Lipper Alternative Credit Focus Funds Category Average	5.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2023 for Class A, Class C, Class FI, Class I and Class IS shares were 5.53%, 4.99%, 5.75%, 6.04% and 6.15%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares were 5.37%, 4.80%, 5.55%, 5.80% and 5.98%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

The Fund is the successor to an institutional account (the “Predecessor”). On November 29, 2013, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.69%, 2.40%, 1.73%, 1.44% and 1.29%, respectively.

BrandywineGLOBAL — Alternative Credit Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.65% for Class A shares, 2.40% for Class C shares, 1.65% for Class FI shares, 1.35% for Class I shares and 1.25% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds, known as “junk bonds”, possess greater price volatility, illiquidity and possibility of default than higher-grade bonds. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory

IV	BrandywineGLOBAL — Alternative Credit Fund

or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. Equity securities are subject to market and price fluctuations. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and possibility of loss. The Fund is non-diversified and may invest its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Alternative Credit Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.72%	$1,000.00	$1,007.20	1.65%	$8.21	Class A	5.00%	$1,000.00	$1,016.61	1.65%	$8.25
Class C	0.31	1,000.00	1,003.10	2.40	11.92	Class C	5.00	1,000.00	1,012.89	2.40	11.98
Class FI	0.74	1,000.00	1,007.40	1.65	8.21	Class FI	5.00	1,000.00	1,016.61	1.65	8.25
Class I	0.89	1,000.00	1,008.90	1.35	6.72	Class I	5.00	1,000.00	1,018.10	1.35	6.76
Class IS	0.94	1,000.00	1,009.40	1.25	6.23	Class IS	5.00	1,000.00	1,018.60	1.25	6.26

2	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (a) — 70.0%
Citigroup Commercial Mortgage Trust, 2013- GC17 C	5.261%	11/10/46	5,320,000	$5,172,167	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	10.120%	6/25/50	2,610,693	2,792,801	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 B1 (1 mo. USD LIBOR + 6.000%)	11.020%	8/25/50	3,526,989	3,856,039	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.915%	10/25/33	2,300,000	2,242,141	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	9.220%	2/25/47	2,542,000	2,666,255	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	10.770%	7/25/29	2,410,000	2,719,203	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	9.170%	2/25/30	1,752,404	1,859,77	4 (b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 2B1 (1 mo. USD LIBOR + 4.450%)	9.470%	5/25/30	3,000,000	3,236,227	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.570%	7/25/30	4,700,000	5,017,402	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	9.370%	4/25/31	3,600,000	3,774,848	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	9.170%	8/25/31	3,800,000	3,938,757	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (1 mo. USD LIBOR + 4.100%)	9.120%	9/25/31	2,000,000	2,070,788	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R04 2B1 (1 mo. USD LIBOR + 5.250%)	10.270%	6/25/39	2,750,113	2,849,264	(b)(c)

See Notes to Financial Statements.

4	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (a) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	9.120%	7/25/39	4,269,223		$4,317,118	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R06 2B1 (1 mo. USD LIBOR + 3.750%)	8.770%	9/25/39	2,960,995		2,960,439	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1M2 (30 Day Average SOFR + 1.900%)	6.715%	12/25/41	4,000,000		3,878,160	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	8.715%	4/25/43	1,720,000		1,728,600	(b)(c)(d)
GC Pastor Hipotecario FTA, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	2.816%	6/21/46	1,445,255	EUR	1,370,446	(b)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%)	3.040%	3/22/43	8,800,000	EUR	5,169,826	(b)(e)
JPMBB Commercial Mortgage Securities Trust, 2015-C28 C	4.275%	10/15/48	4,080,000		3,754,794	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.217%	5/15/48	2,605,000		2,140,000	(b)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000		2,337,654	(c)
Total Collateralized Mortgage Obligations (Cost — $71,866,943)					69,852,703
Mortgage-Backed Securities — 12.1%
FHLMC — 5.3%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	1,894,722		1,885,319
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	3,330,749		3,398,871
Total FHLMC					5,284,190
FNMA — 6.8%
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	3,356,766		3,386,180
Federal National Mortgage Association (FNMA)	6.000%	12/1/52	3,334,903		3,399,842
Total FNMA					6,786,022
Total Mortgage-Backed Securities (Cost — $12,053,048)					12,070,212

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 7.2%
Consumer Discretionary — 1.8%
Hotels, Restaurants & Leisure — 1.8%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	600,000		$540,280	(c)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,190,000		1,254,046	(c)
Total Consumer Discretionary					1,794,326
Energy — 1.6%
Oil, Gas & Consumable Fuels — 1.6%
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	1,605,000		1,559,916	(c)
Financials — 1.6%
Consumer Finance — 0.6%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	570,000		545,486
Financial Services — 1.0%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,200,000		1,027,572	(c)
Total Financials					1,573,058
Industrials — 2.2%
Passenger Airlines — 2.2%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,280,000		2,254,010	(c)
Total Corporate Bonds & Notes (Cost — $7,315,006)					7,181,310
Sovereign Bonds — 4.4%
Brazil — 2.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	12,760,000	BRL	2,242,602
Colombia — 2.1%
Colombian TES, Bonds	7.250%	10/26/50	15,950,000,000	COP	2,102,739
Total Sovereign Bonds (Cost — $4,296,627)					4,345,341
U.S. Government & Agency Obligations — 3.4%
U.S. Government Obligations — 3.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%) (Cost — $3,412,568)	5.331%	1/31/25	3,410,000		3,416,920	(b)

			Shares
Common Stocks — 0.1%
Materials — 0.1%
Chemicals — 0.1%
Danimer Scientific Inc. (Cost — $2,409,899)			37,903		119,774	*
Total Investments before Short-Term Investments (Cost — $101,354,091)					96,986,260

See Notes to Financial Statements.

6	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 1.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,523,127)	4.717%	1,523,127	$1,523,127	(f)(g)
Total Investments — 98.7% (Cost — $102,877,218)			98,509,387
Other Assets in Excess of Liabilities — 1.3%			1,328,526
Total Net Assets — 100.0%			$99,837,913

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Rate shown is one-day yield as of the end of the reporting period.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $1,523,127 and the cost was $1,523,127 (Note 8).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

LIBOR	— London Interbank Offered Rate

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2023

BrandywineGLOBAL — Alternative Credit Fund

At April 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Euro-Bobl	85	6/23	$11,166,632	$11,049,247	$(117,385)
Euro-Buxl	16	6/23	2,551,904	2,459,441	(92,463)
U.S. Treasury 5-Year Notes	218	6/23	24,049,158	23,923,797	(125,361)
U.S. Treasury 10-Year Notes	73	6/23	8,479,061	8,409,828	(69,233)
United Kingdom Long Gilt Bonds	40	6/23	5,116,173	5,100,394	(15,779)
					(420,221)
Contracts to Sell:
E-mini Nasdaq 100 Index	34	6/23	8,346,217	9,057,770	(711,553)
E-mini S&P 500 Index	40	6/23	7,964,834	8,377,000	(412,166)
Japanese 10-Year Bonds	13	6/23	14,109,893	14,178,869	(68,976)
					(1,192,695)
Net unrealized depreciation on open futures contracts					$(1,612,916)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

At April 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,661,976	EUR	1,570,000	JPMorgan Chase & Co.	5/5/23	$(68,768)
USD	4,077,076	EUR	3,730,000	JPMorgan Chase & Co.	5/5/23	(34,819)
EUR	5,650,000	USD	6,223,321	Morgan Stanley & Co. Inc.	5/5/23	5,154
USD	376,237	EUR	350,000	Morgan Stanley & Co. Inc.	5/5/23	(9,598)
USD	2,546,574	GBP	2,110,000	JPMorgan Chase & Co.	6/2/23	(107,307)
USD	2,563,635	CHF	2,390,000	Goldman Sachs Group Inc.	6/13/23	(124,784)
CHF	1,220,000	USD	1,352,996	HSBC Securities Inc.	6/13/23	19,335
JPY	168,000,000	USD	1,282,729	HSBC Securities Inc.	6/16/23	(40,294)
JPY	172,000,000	USD	1,318,103	Morgan Stanley & Co. Inc.	6/16/23	(46,086)
JPY	660,000,000	USD	5,077,696	Morgan Stanley & Co. Inc.	6/16/23	(196,701)
USD	2,533,870	JPY	340,000,000	UBS Securities LLC	6/16/23	19,418
USD	2,115,415	BRL	10,550,000	HSBC Securities Inc.	7/19/23	33,644
USD	2,134,061	COP	9,860,000,000	JPMorgan Chase & Co.	7/28/23	77,966
USD	6,254,147	EUR	5,650,000	Morgan Stanley & Co. Inc.	8/4/23	(5,277)
Net unrealized depreciation on open forward foreign currency contracts						$(478,117)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Alternative Credit Fund

Abbreviation(s) used in this table:

BRL	— Brazilian Real

CHF	— Swiss Franc

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

At April 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.39 Index	$5,049,000	12/20/27	5.000% quarterly	$(101,187)	$57,573	$(158,760)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Summary of Investments by Country**
United States	87.4%
Spain	6.7
Brazil	2.3
Colombia	2.1
Short-Term Investments	1.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2023 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $101,354,091)	$96,986,260
Investments in affiliated securities, at value (Cost — $1,523,127)	1,523,127
Foreign currency, at value (Cost — $10)	10
Cash	190,000
Deposits with brokers for open futures contracts	2,932,989
Interest and dividends receivable from unaffiliated investments	676,427
Deposits with brokers for centrally cleared swap contracts	287,529
Unrealized appreciation on forward foreign currency contracts	155,517
Receivable from brokers — net variation margin on open futures contracts	56,243
Receivable from brokers — net variation margin on centrally cleared swap contracts	40,104
Receivable for Fund shares sold	19,828
Dividends receivable from affiliated investments	5,708
Prepaid expenses	36,326
Total Assets	102,910,068

Liabilities:
Payable for securities purchased	1,720,000
Unrealized depreciation on forward foreign currency contracts	633,634
Foreign currency collateral due to brokers for open futures contracts, at value (Cost — $388,427)	388,739
Payable for Fund shares repurchased	90,594
Investment management fee payable	78,788
Deposits from brokers for OTC derivatives	60,000
Service and/or distribution fees payable	3,216
Trustees’ fees payable	2,900
Accrued expenses	94,284
Total Liabilities	3,072,155
Total Net Assets	$99,837,913

Net Assets:
Par value (Note 7)	$106
Paid-in capital in excess of par value	226,962,096
Total distributable earnings (loss)	(127,124,289)
Total Net Assets	$99,837,913

See Notes to Financial Statements.

10	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

Net Assets:
Class A	$8,387,021
Class C	$731,837
Class FI	$4,117,663
Class I	$42,531,980
Class IS	$44,069,412

Shares Outstanding:
Class A	894,346
Class C	78,452
Class FI	440,563
Class I	4,534,910
Class IS	4,684,940

Net Asset Value:
Class A (and redemption price)	$9.38
Class C*	$9.33
Class FI (and redemption price)	$9.35
Class I (and redemption price)	$9.38
Class IS (and redemption price)	$9.41

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Interest	$3,697,733
Dividends from affiliated investments	51,744
Less: Foreign taxes withheld	(7,645)
Total Investment Income	3,741,832

Expenses:
Investment management fee (Note 2)	615,838
Transfer agent fees (Note 5)	51,293
Registration fees	35,494
Fund accounting fees	33,330
Audit and tax fees	22,506
Service and/or distribution fees (Notes 2 and 5)	22,059
Legal fees	16,147
Shareholder reports	5,419
Trustees’ fees	4,203
Custody fees	2,636
Commitment fees (Note 9)	579
Insurance	523
Fees recaptured by investment manager (Note 2)	201
Miscellaneous expenses	5,263
Total Expenses	815,491
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(91,295)
Net Expenses	724,196
Net Investment Income	3,017,636

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(462,659)
Futures contracts	(2,716,639)
Swap contracts	(546,048)
Forward foreign currency contracts	(642,444)
Foreign currency transactions	(18,195)
Net Realized Loss	(4,385,985)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,171,726
Futures contracts	61,837
Swap contracts	137,357
Forward foreign currency contracts	(957,134)
Foreign currencies	(3,328)
Change in Net Unrealized Appreciation (Depreciation)	2,410,458
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,975,527)
Increase in Net Assets From Operations	$1,042,109

See Notes to Financial Statements.

12	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$3,017,636	$5,312,475
Net realized loss	(4,385,985)	(3,748,998)
Change in net unrealized appreciation (depreciation)	2,410,458	(10,330,154)
Increase (Decrease) in Net Assets From Operations	1,042,109	(8,766,677)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,700,004)	(4,950,026)
Decrease in Net Assets From Distributions to Shareholders	(2,700,004)	(4,950,026)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,440,300	135,228,859
Reinvestment of distributions	2,692,241	4,874,664
Cost of shares repurchased	(28,017,077)	(222,256,956)
Decrease in Net Assets From Fund Share Transactions	(16,884,536)	(82,153,433)
Decrease in Net Assets	(18,542,431)	(95,870,136)

Net Assets:
Beginning of period	118,380,344	214,250,480
End of period	$99,837,913	$118,380,344

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.54	$10.28	$9.75	$10.56	$10.21	$10.39

Income (loss) from operations:
Net investment income	0.25	0.26	0.29	0.24	0.19	0.21
Net realized and unrealized gain (loss)	(0.18)	(0.78)	0.78	(0.71)	0.36	(0.11)
Total income (loss) from operations	0.07	(0.52)	1.07	(0.47)	0.55	0.10

Less distributions from:
Net investment income	(0.23)	(0.22)	(0.54)	(0.34)	(0.20)	(0.28)
Total distributions	(0.23)	(0.22)	(0.54)	(0.34)	(0.20)	(0.28)

Net asset value, end of period	$9.38	$9.54	$10.28	$9.75	$10.56	$10.21
Total return[3]	0.72%	(5.15)%	11.07%	(4.47)%	5.43%	0.93%

Net assets, end of period (000s)	$8,387	$12,257	$11,942	$9,840	$7,644	$8,395

Ratios to average net assets:
Gross expenses[4]	1.79%[5]	1.69%	1.69%	1.71%	1.67%	1.67%
Net expenses[4,6,7]	1.65 [5]	1.65	1.65	1.65	1.65	1.65
Net investment income	5.33 [5]	2.61	2.79	2.48	1.87	2.05

Portfolio turnover rate	53%	182%	187%	73%	184%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.47	$10.20	$9.67	$10.49	$10.14	$10.33

Income (loss) from operations:
Net investment income	0.21	0.19	0.21	0.17	0.12	0.13
Net realized and unrealized gain (loss)	(0.18)	(0.76)	0.77	(0.72)	0.35	(0.12)
Total income (loss) from operations	0.03	(0.57)	0.98	(0.55)	0.47	0.01

Less distributions from:
Net investment income	(0.17)	(0.16)	(0.45)	(0.27)	(0.12)	(0.20)
Total distributions	(0.17)	(0.16)	(0.45)	(0.27)	(0.12)	(0.20)

Net asset value, end of period	$9.33	$9.47	$10.20	$9.67	$10.49	$10.14
Total return[3]	0.31%	(5.67)%	10.22%	(5.26)%	4.64%	0.12%

Net assets, end of period (000s)	$732	$3,079	$2,767	$4,877	$7,503	$10,418

Ratios to average net assets:
Gross expenses	2.59%[4]	2.40%	2.40%[5]	2.44%[5]	2.40%[5]	2.40%[5]
Net expenses[6,7]	2.40 [4]	2.36	2.36 [5]	2.40 [5]	2.40 [5]	2.40 [5]
Net investment income	4.40 [4]	1.96	2.03	1.73	1.12	1.29

Portfolio turnover rate	53%	182%	187%	73%	184%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.51	$10.26	$9.73	$10.53	$10.19	$10.38

Income (loss) from operations:
Net investment income	0.25	0.31	0.29	0.24	0.19	0.21
Net realized and unrealized gain (loss)	(0.18)	(0.83)	0.77	(0.72)	0.35	(0.11)
Total income (loss) from operations	0.07	(0.52)	1.06	(0.48)	0.54	0.10

Less distributions from:
Net investment income	(0.23)	(0.23)	(0.53)	(0.32)	(0.20)	(0.29)
Total distributions	(0.23)	(0.23)	(0.53)	(0.32)	(0.20)	(0.29)

Net asset value, end of period	$9.35	$9.51	$10.26	$9.73	$10.53	$10.19
Total return[3]	0.74%	(5.18)%	11.04%	(4.51)%	5.34%	0.96%

Net assets, end of period (000s)	$4,118	$4,087	$104	$107	$378	$464

Ratios to average net assets:
Gross expenses	1.80%[4]	1.73%	1.81%	1.70%[5]	1.65%[5]	1.65%[5]
Net expenses[6]	1.65 [4,7]	1.65 [7]	1.65 [7]	1.65 [5,7]	1.65 [5,7]	1.65 [5]
Net investment income	5.37 [4]	3.24	2.78	2.41	1.88	1.99

Portfolio turnover rate	53%	182%	187%	73%	184%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.54	$10.29	$9.76	$10.57	$10.22	$10.41

Income (loss) from operations:
Net investment income	0.27	0.29	0.33	0.27	0.22	0.24
Net realized and unrealized gain (loss)	(0.18)	(0.79)	0.77	(0.71)	0.36	(0.11)
Total income (loss) from operations	0.09	(0.50)	1.10	(0.44)	0.58	0.13

Less distributions from:
Net investment income	(0.25)	(0.25)	(0.57)	(0.37)	(0.23)	(0.32)
Total distributions	(0.25)	(0.25)	(0.57)	(0.37)	(0.23)	(0.32)

Net asset value, end of period	$9.38	$9.54	$10.29	$9.76	$10.57	$10.22
Total return[3]	0.89%	(4.91)%	11.53%	(4.19)%	5.76%	1.24%

Net assets, end of period (000s)	$42,532	$49,984	$50,981	$119,524	$490,097	$493,157

Ratios to average net assets:
Gross expenses	1.55%[4]	1.44%	1.35%	1.34%	1.35%[5]	1.36%[5]
Net expenses[6]	1.35 [4,7]	1.35 [7]	1.31 [7]	1.32 [7]	1.35 [5]	1.35 [5,7]
Net investment income	5.64 [4]	2.96	3.17	2.70	2.16	2.28

Portfolio turnover rate	53%	182%	187%	73%	184%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.57	$10.31	$9.77	$10.59	$10.24	$10.43

Income (loss) from operations:
Net investment income	0.27	0.28	0.33	0.28	0.24	0.27
Net realized and unrealized gain (loss)	(0.18)	(0.76)	0.79	(0.73)	0.35	(0.13)
Total income (loss) from operations	0.09	(0.48)	1.12	(0.45)	0.59	0.14

Less distributions from:
Net investment income	(0.25)	(0.26)	(0.58)	(0.37)	(0.24)	(0.33)
Total distributions	(0.25)	(0.26)	(0.58)	(0.37)	(0.24)	(0.33)

Net asset value, end of period	$9.41	$9.57	$10.31	$9.77	$10.59	$10.24
Total return[3]	0.94%	(4.73)%	11.58%	(4.19)%	5.85%	1.32%

Net assets, end of period (000s)	$44,069	$48,973	$148,457	$86,118	$156,278	$129,668

Ratios to average net assets:
Gross expenses	1.39%[4]	1.29%	1.29%	1.28%[5]	1.25%[5]	1.26%[5]
Net expenses[6,7]	1.25 [4]	1.25	1.25	1.25 [5]	1.25 [5]	1.25 [5]
Net investment income	5.74 [4]	2.84	3.19	2.83	2.27	2.60

Portfolio turnover rate	53%	182%	187%	73%	184%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$69,852,703	—	$69,852,703
Mortgage-Backed Securities	—	12,070,212	—	12,070,212
Corporate Bonds & Notes	—	7,181,310	—	7,181,310
Sovereign Bonds	—	4,345,341	—	4,345,341
U.S. Government & Agency Obligations	—	3,416,920	—	3,416,920
Common Stocks	$119,774	—	—	119,774
Total Long-Term Investments	119,774	96,866,486	—	96,986,260
Short-Term Investments†	1,523,127	—	—	1,523,127
Total Investments	$1,642,901	$96,866,486	—	$98,509,387
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$155,517	—	$155,517
Total	$1,642,901	$97,022,003	—	$98,664,904

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,612,916	—	—	$1,612,916
Forward Foreign Currency Contracts††	—	$633,634	—	633,634
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	158,760	—	158,760
Total	$1,612,916	$792,394	—	$2,405,310

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

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Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2023, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended April 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of

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Notes to financial statements (unaudited) (cont’d)

protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

24	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of

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Notes to financial statements (unaudited) (cont’d)

underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

26	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $633,634. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At April 30, 2023, the Fund held cash collateral from JPMorgan Chase & Co. in the amount of $60,000. This amount can be used to reduce the Fund’s exposure to the counterparty in the event of default.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of

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Notes to financial statements (unaudited) (cont’d)

a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s

28	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $91,295, which included an affiliated money market fund waiver of $1,011.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

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Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at April 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires October 31, 2023	$4,321	$1,275	$161	$53,900	$30,716
Expires October 31, 2024	4,191	2,226	196	37,847	43,944
Expires October 31, 2025	4,591	1,202	1,627	49,043	47,385
Expires October 31, 2026	6,075	1,084	2,996	46,780	33,349
Total fee waivers/expense reimbursements subject to recapture	$19,178	$5,787	$4,980	$187,570	$155,394

For the six months ended April 30, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$201

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class C
Sales charges	—
CDSCs	$1,034

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

30	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$21,454,400	$32,831,014
Sales	46,321,863	23,562,352

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$102,877,218	$2,027,533	$(6,395,364)	$(4,367,831)
Futures contracts	—	—	(1,612,916)	(1,612,916)
Forward foreign currency contracts	—	155,517	(633,634)	(478,117)
Swap contracts	57,573	—	(158,760)	(158,760)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$155,517

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Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts[2]	$489,197	—	—	$1,123,719	$1,612,916
Forward foreign currency contracts	—	$633,634	—	—	633,634
Centrally cleared swap contracts[3]	—	—	$158,760	—	158,760
Total	$489,197	$633,634	$158,760	$1,123,719	$2,405,310

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts	$(2,935,261)	—	—	$218,622	$(2,716,639)
Swap contracts	—	—	$(546,048)	—	(546,048)
Forward foreign currency contracts	—	$(642,444)	—	—	(642,444)
Total	$(2,935,261)	$(642,444)	$(546,048)	$218,622	$(3,905,131)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts	$569,945	—	—	$(508,108)	$61,837
Swap contracts	—	—	$137,357	—	137,357
Forward foreign currency contracts	—	$(957,134)	—	—	(957,134)
Total	$569,945	$(957,134)	$137,357	$(508,108)	$(757,940)

32	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

During the six months ended April 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$27,637,897
Futures contracts (to sell)	36,889,793
Forward foreign currency contracts (to buy)	33,995,375
Forward foreign currency contracts (to sell)	37,654,677

Average Notional Balance
Credit default swap contracts (buy protection)	$6,386,996
Credit default swap contracts (sell protection)	1,747,143

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Goldman Sachs Group Inc.	—	$(124,784)	$(124,784)	—	$(124,784)
HSBC Securities Inc.	$52,979	(40,294)	12,685	—	12,685
JPMorgan Chase & Co.	77,966	(210,894)	(132,928)	$(60,000)	(192,928)
Morgan Stanley & Co. Inc.	5,154	(257,662)	(252,508)	—	(252,508)
UBS Securities LLC	19,418	—	19,418	—	19,418
Total	$155,517	$(633,634)	$(478,117)	$(60,000)	$(538,117)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$11,193	$6,608
Class C	5,722	1,277
Class FI	5,144	3,230
Class I	—	38,500
Class IS	—	1,678
Total	$22,059	$51,293

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$6,159
Class C	1,096
Class FI	3,034
Class I	47,216
Class IS	33,790
Total	$91,295

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Investment Income:
Class A	$207,616	$241,746
Class C	16,179	35,736
Class FI	100,282	11,843
Class I	1,181,187	1,302,530
Class IS	1,194,740	3,358,171
Total	$2,700,004	$4,950,026

7. Shares of beneficial interest

At April 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

34	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	237,926	$2,299,557	972,862	$9,523,442
Shares issued on reinvestment	21,791	205,979	24,060	238,873
Shares repurchased	(649,932)	(6,225,541)	(874,076)	(8,562,102)
Net increase (decrease)	(390,215)	$(3,720,005)	122,846	$1,200,213

Class C
Shares sold	3,990	$38,044	331,591	$3,216,768
Shares issued on reinvestment	1,717	16,179	3,582	35,333
Shares repurchased	(252,364)	(2,400,946)	(281,273)	(2,736,166)
Net increase (decrease)	(246,657)	$(2,346,723)	53,900	$515,935

Class FI
Shares sold	36,589	$349,334	425,358	$4,128,452
Shares issued on reinvestment	10,636	100,259	1,217	11,843
Shares repurchased	(36,307)	(344,771)	(7,078)	(68,770)
Net increase	10,918	$104,822	419,497	$4,071,525

Class I
Shares sold	431,377	$4,128,913	6,732,746	$67,957,718
Shares issued on reinvestment	124,201	1,176,028	124,299	1,231,532
Shares repurchased	(1,257,745)	(12,045,128)	(6,572,352)	(66,379,827)
Net increase (decrease)	(702,167)	$(6,740,187)	284,693	$2,809,423

Class IS
Shares sold	169,075	$1,624,452	4,942,062	$50,402,479
Shares issued on reinvestment	125,730	1,193,796	337,454	3,357,083
Shares repurchased	(726,107)	(7,000,691)	(14,559,854)	(144,510,091)
Net decrease	(431,302)	$(4,182,443)	(9,280,338)	$(90,750,529)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,761,831	$39,934,243	39,934,243	$42,172,947	42,172,947

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		Affiliate Value at April 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$51,744	—		$1,523,127

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

10. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $102,485,708, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The

36	BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report

amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

***

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

BrandywineGLOBAL — Alternative Credit Fund 2023 Semi-Annual Report	37

BrandywineGLOBAL—

Alternative Credit Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Brandywine GLOBAL—Alternative Credit Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL—Alternative Credit Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL—Alternative Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWXX016457 06/23 SR23-4672

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 22, 2023